UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5281

                        Oppenheimer Champion Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  March 31, 2004 / Unaudited

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--0.2%
---------------------------------------------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program, Credit Card
 Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%,
 3/22/07 1                                                                   $ 3,000,000             $    3,204,632
---------------------------------------------------------------------------------------------------------------------
 Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
 Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                         2,550,778                    357,109
---------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations,
 Series 1999-I, Cl. ECFD, 8.75%, 12/25/28 1                                      440,107                    114,428
                                                                                                     ----------------
 Total Asset-Backed Securities (Cost $5,476,215)                                                          3,676,169

---------------------------------------------------------------------------------------------------------------------
 MORTGAGE-BACKED OBLIGATIONS--0.7%
---------------------------------------------------------------------------------------------------------------------

 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Interest-Only Certificates, Series 2002-CKP1, Cl. AX, 11.738%,
 12/15/35 2,3                                                                 72,801,685                  1,188,589
---------------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 7.966%, 4/29/39 1,4                                    750,000                    796,758
 Series 1997-CHL1, Cl. E, 7.966%, 4/29/39 1,4                                  4,000,000                  3,627,500
---------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Interest-Only
 Mtg. Obligations, Series 1999-PLS1, Cl. X, 13.691%, 2/15/32 2,3              58,758,870                  1,218,013
---------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg.
 Pass-Through Certificates:
 Series 1997-RR, Cl. D, 7.73%, 4/30/39 3,4                                     4,150,224                  4,480,919
 Series 1997-RR, Cl. E, 7.73%, 4/30/39 3,4                                       400,022                    385,216
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30 3                                     1,200,000                  1,058,250
                                                                                                     ----------------
 Total Mortgage-Backed Obligations (Cost $10,944,610)                                                    12,755,245

---------------------------------------------------------------------------------------------------------------------
 LOAN PARTICIPATIONS--0.0%
---------------------------------------------------------------------------------------------------------------------

 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation Nts.,
 Tranche A, 11.111%, 1/1/02 1,5,6 (Cost $3,866,575)                            3,945,448                         --

---------------------------------------------------------------------------------------------------------------------
 CORPORATE BONDS AND NOTES--81.1%
---------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--23.8%
---------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS--2.1%
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B,
 2/15/10                                                                       2,800,000                  3,010,000
---------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11                      1,550,000                  1,600,375
---------------------------------------------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11                                                       5,570,000                  6,725,775
 10.125% Nts., 3/15/10                                                         2,000,000                  2,320,000
---------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12                                            3,600,000                  3,852,000
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                        300,000                    368,670
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                       300,000                    305,250
---------------------------------------------------------------------------------------------------------------------
 Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13                                    3,000,000                  3,300,000
---------------------------------------------------------------------------------------------------------------------
 Keystone Automotive Operations, Inc., 9.75% Sr. Sub. Nts.,
 11/1/13 3                                                                       900,000                    990,000
---------------------------------------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                          2,000,000                  2,375,000





9 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 AUTO COMPONENTS Continued
 Metaldyne Corp.:
 10% Sr. Nts., 11/1/13 3                                                     $ 1,200,000             $    1,194,000
 11% Sr. Sub. Nts., 6/15/12                                                    1,450,000                  1,305,000
---------------------------------------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                     3,600,000                  4,311,000
---------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., Series B,
 7/15/13                                                                       2,400,000                  2,772,000
---------------------------------------------------------------------------------------------------------------------
 United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                        1,350,000                  1,464,750
                                                                                                     ----------------
                                                                                                         35,893,820

---------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--6.9%
 American Casino & Entertainment, 7.85% Sr. Sec. Nts.,
 2/1/12 3                                                                      1,750,000                  1,758,750
---------------------------------------------------------------------------------------------------------------------
 Ameristar Casinos, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09                 1,000,000                  1,161,250
---------------------------------------------------------------------------------------------------------------------
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                            1,675,000                    594,625
---------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                 1,900,000                  2,144,625
---------------------------------------------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09 1                           4,100,000                  4,335,750
---------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                               2,900,000                  3,211,750
---------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts.,
 8/1/1995 1,5,6                                                                    7,500                         --
---------------------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec.
 Nts., 4/1/09 1                                                                3,000,000                  3,255,000
---------------------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts.,
 4/1/09                                                                        3,000,000                  3,165,000
---------------------------------------------------------------------------------------------------------------------
 Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                            2,650,000                  2,868,625
---------------------------------------------------------------------------------------------------------------------
 Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13 3                            1,000,000                  1,071,250
---------------------------------------------------------------------------------------------------------------------
 Herbst Gaming, Inc., 10.75% Sr. Sec. Nts., 9/1/08                               800,000                    906,000
---------------------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp.:
 7.625% Nts., 12/1/12                                                            200,000                    230,750
 7.625% Nts., 5/15/08                                                          1,750,000                  1,973,125
---------------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B,
 2/15/07                                                                       2,100,000                  2,160,375
---------------------------------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 8.625% Sr. Sub. Nts., 5/15/09 1                         4,000,000                  4,210,000
---------------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                              2,000,000                  2,075,000
---------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.:
 7% Sr. Sub. Nts., 3/1/14 3                                                    1,750,000                  1,767,500
 9% Sr. Sub. Nts., 3/15/12                                                     2,400,000                  2,724,000
---------------------------------------------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B,
 5/15/12                                                                       3,250,000                  3,631,875
---------------------------------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10                                                 1,000,000                  1,196,250
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                                 4,000,000                  4,730,000
---------------------------------------------------------------------------------------------------------------------
 MGM Grand, Inc., 9.75% Sr. Unsec. Sub. Nts., 6/1/07                           1,000,000                  1,160,000
---------------------------------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                         5,500,000                  6,380,000
---------------------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 6.375% Sr. Sub. Nts., 7/15/09                                                 1,200,000                  1,266,000
 8% Sr. Sub. Nts., 4/1/12                                                      1,300,000                  1,443,000
 8.375% Sr. Sub. Nts., 7/1/11 1                                                3,000,000                  3,330,000





10 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Park Place Entertainment Corp.:
 7.875% Sr. Sub. Nts., 3/15/10                                               $ 4,500,000             $    5,040,000
 9.375% Sr. Unsec. Sub. Nts., 2/15/07                                          3,350,000                  3,785,500
---------------------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10 1                   2,200,000                  2,409,000
---------------------------------------------------------------------------------------------------------------------
 Pinnacle Entertainment, Inc., 8.25% Sr. Sub. Nts.,
 3/15/12 3                                                                     2,500,000                  2,450,000
---------------------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,5,6                              3,900,000                         --
---------------------------------------------------------------------------------------------------------------------
 Premier Entertainment Biloxi LLC/Premier Finance
 Biloxi Corp., 10.75% Nts., 2/1/12 3                                             750,000                    813,750
---------------------------------------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12                         1,700,000                  1,802,000
---------------------------------------------------------------------------------------------------------------------
 River Rock Entertainment LLC, 9.75% Sr. Nts., 11/1/11 3                       1,850,000                  2,007,250
---------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.:
 8% Sr. Unsec. Nts., 5/15/10                                                     650,000                    737,750
 8.75% Sr. Unsub. Nts., 2/2/11                                                 2,000,000                  2,350,000
---------------------------------------------------------------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10                                                       2,000,000                  2,075,000
 9.75% Sr. Nts., 4/15/13                                                       3,800,000                  4,056,500
---------------------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr.
 Nts., 5/1/12                                                                  5,150,000                  5,845,250
---------------------------------------------------------------------------------------------------------------------
 Station Casinos, Inc.:
 6.50% Sr. Sub. Nts., 2/1/14 3                                                 4,600,000                  4,663,250
 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                           2,525,000                  2,799,594
---------------------------------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub.
 Nts., 8/15/11                                                                 3,500,000                  3,902,500
---------------------------------------------------------------------------------------------------------------------
 Trump Casino Holdings LLC/Trump Casino Funding, Inc.,
 11.625% Sr. Sec. Nts., 3/15/10                                                2,400,000                  2,412,000
---------------------------------------------------------------------------------------------------------------------
 Universal City Development Partners Ltd., 11.75% Sr. Nts.,
 4/1/10                                                                        2,700,000                  3,155,625
---------------------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14 3                            2,700,000                  2,720,250
---------------------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec.
 Nts., 6/15/10                                                                 2,200,000                  2,541,000
                                                                                                     ----------------
                                                                                                        118,316,719

---------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.1%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                              2,800,000                  3,143,000
---------------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09 1                                     2,550,000                  2,769,938
---------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 9.375% Sr. Unsec. Sub. Nts., 3/15/11                                            400,000                    458,000
 9.75% Sr. Sub. Nts., 9/15/10                                                    600,000                    738,000
---------------------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts.,
 4/1/12                                                                        1,600,000                  1,816,000
---------------------------------------------------------------------------------------------------------------------
 KB Home:
 8.625% Sr. Sub. Nts., 12/15/08                                                1,550,000                  1,755,375
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                           1,950,000                  2,223,000
---------------------------------------------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Unsec. Nts., 6/1/11                                 2,800,000                  3,192,000
---------------------------------------------------------------------------------------------------------------------
 Norcraft Cos. LP, 9% Sr. Sub. Nts., 11/1/11 3                                 1,200,000                  1,284,000




11 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                         $ 2,000,000             $    1,940,000
---------------------------------------------------------------------------------------------------------------------
 Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14 3,7                          1,900,000                  1,895,250
---------------------------------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                          2,000,000                  2,355,000
---------------------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                      1,500,000                  1,702,500
---------------------------------------------------------------------------------------------------------------------
 WCI Communities, Inc.:
 9.125% Sr. Sub. Nts., 5/1/12                                                  1,900,000                  2,128,000
 10.625% Sr. Unsec. Sub. Nts., 2/15/11                                         1,800,000                  2,043,000
---------------------------------------------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                             2,500,000                  2,968,750
---------------------------------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                       2,900,000                  2,914,500
                                                                                                     ----------------
                                                                                                         35,326,313

---------------------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--0.1%
 Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11                      2,300,000                  2,340,250
---------------------------------------------------------------------------------------------------------------------
 MEDIA--10.4%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09 5,6                                            1,740,000                  1,618,200
 8.125% Sr. Nts., Series B, 7/15/03 5,6                                        5,000,000                  4,725,000
 10.25% Sr. Unsec. Nts., 11/1/06 5,6                                           1,000,000                    960,000
 10.25% Sr. Unsec. Sub. Nts., 6/15/11 5,6                                        300,000                    301,500
 10.875% Sr. Unsec. Nts., 10/1/10 5,6                                          2,700,000                  2,632,500
---------------------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts.,
 12/15/12                                                                      1,700,000                  1,772,250
---------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc.:
 8% Sr. Sub. Nts., 3/1/14 3                                                      400,000                    399,000
 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                            5,759,000                  6,046,950
---------------------------------------------------------------------------------------------------------------------
 American Media Operations, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 1/15/11                                          3,450,000                  3,441,375
 10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                   450,000                    473,625
---------------------------------------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                      1,500,000                  1,605,000
---------------------------------------------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Series B,
 4/15/13                                                                         900,000                    985,500
---------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14 3                         2,100,000                  2,147,250
---------------------------------------------------------------------------------------------------------------------
 CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts.,
 6/1/11                                                                          700,000                    771,750
---------------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings II, 10.25% Sr. Unsec. Nts.,
 9/15/10 3                                                                     5,850,000                  6,054,750
---------------------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter
 Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 8                                     13,350,000                 11,113,875
 0%/11.75% Sr. Unsec. Sub. Disc. Nts., 5/15/11 8                               4,000,000                  2,560,000
 8.625% Sr. Unsec. Nts., 4/1/09                                                7,100,000                  5,893,000
 10% Sr. Nts., 4/1/09                                                          2,700,000                  2,322,000
 10% Sr. Unsec. Sub. Nts., 5/15/11                                             1,000,000                    835,000
 10.75% Sr. Unsec. Nts., 10/1/09                                                 600,000                    528,000
---------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                           1,400,000                  1,529,500
---------------------------------------------------------------------------------------------------------------------
 Cinemark, Inc., 0%/9.75% Sr. Disc. Nts., 3/15/14 3,8                          3,800,000                  2,367,875
---------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc.
 Debs., 11/15/07                                                               1,600,000                  1,616,000






12 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                      $ 1,800,000             $    2,002,500
---------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts.,
 Series B, 4/1/11                                                              4,650,000                  4,929,000
---------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                   800,000                    828,000
---------------------------------------------------------------------------------------------------------------------
 DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
 8.375% Sr. Unsec. Nts., 3/15/13                                               8,350,000                  9,560,750
---------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp., 12.625% Sr. Unsec. Disc. Nts.,
 Series B, 3/1/08 1,5,6                                                        2,400,000                     18,000
---------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09                                                      4,991,000                  5,664,785
 10.375% Sr. Unsec. Nts., 10/1/07                                              5,900,000                  6,445,750
---------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11 8                                    3,000,000                  2,887,500
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                                3,750,000                  3,923,438
---------------------------------------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc.,
 7.625% Sr. Unsec. Sub. Nts., 3/1/14                                           1,500,000                  1,631,250
---------------------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts.,
 3/15/09                                                                       3,000,000                  3,232,500
---------------------------------------------------------------------------------------------------------------------
 Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                      3,900,000                  3,783,000
---------------------------------------------------------------------------------------------------------------------
 Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                          1,750,000                  1,964,375
---------------------------------------------------------------------------------------------------------------------
 Hollinger International Publishing, Inc., 9% Sr. Unsec.
 Nts., 12/15/10                                                                3,300,000                  3,646,500
---------------------------------------------------------------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11                           2,200,000                  2,274,250
---------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts.,
 10/1/09                                                                         350,000                    366,625
---------------------------------------------------------------------------------------------------------------------
 Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13                         1,000,000                  1,090,000
---------------------------------------------------------------------------------------------------------------------
 Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                            1,800,000                  1,876,500
---------------------------------------------------------------------------------------------------------------------
 LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs.,
 6/15/13 1                                                                     1,350,000                  1,505,250
---------------------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec.
 Nts., 1/15/13                                                                 5,000,000                  4,975,000
---------------------------------------------------------------------------------------------------------------------
 MediaNews Group, Inc., 6.375% Sr. Sub. Nts., 4/1/14 3                         4,600,000                  4,623,000
---------------------------------------------------------------------------------------------------------------------
 News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                          400,000                    526,687
---------------------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12                                 6,000,000                  6,300,000
---------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 3                                        4,500,000                  4,522,500
---------------------------------------------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10 3                                                   1,900,000                  2,147,000
 10.875% Sr. Sub. Nts., 12/15/12 3                                             3,100,000                  3,712,250
---------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B,
 7/1/11                                                                        1,950,000                  2,174,250
---------------------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/12                   3,050,000                  3,461,750
---------------------------------------------------------------------------------------------------------------------
 Sinclair Broadcast Group, Inc.:
 8% Sr. Unsec. Sub. Nts., 3/15/12                                              7,050,000                  7,675,688
 8.75% Sr. Sub. Nts., 12/15/11                                                 1,250,000                  1,390,625
---------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub.
 Nts., 11/1/09                                                                 4,750,000                  5,052,813
---------------------------------------------------------------------------------------------------------------------
 Vertis, Inc.:
 9.75% Sr. Sec. Nts., 4/1/09                                                   1,850,000                  2,011,875
 10.875% Sr. Unsec. Nts., Series B, 6/15/09                                      800,000                    810,000

13 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 MEDIA Continued
 Videotron Ltee, 6.875% Sr. Unsec. Nts., 1/15/14                             $ 1,100,000             $    1,155,000
---------------------------------------------------------------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10                                 2,600,000                  3,120,000
---------------------------------------------------------------------------------------------------------------------
 Von Hoffmann Corp., 10.25% Sr. Unsec. Nts., 3/15/09                           1,100,000                  1,153,625
---------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./CompassLearning,
 Inc., 12.75% Sr. Sub. Nts., 11/15/09                                          3,000,000                  3,037,500
                                                                                                      ----------------
                                                                                                        178,179,436

---------------------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.4%
 J.C. Penney Co., Inc.:
 7.60% Nts., 4/1/07                                                            1,800,000                  2,016,000
 8% Nts., 3/1/10                                                               1,500,000                  1,766,250
---------------------------------------------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                                               1,000,000                  1,130,000
 9.875% Nts., 10/1/11                                                          1,900,000                  2,346,500
                                                                                                     ----------------
                                                                                                          7,258,750

---------------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--1.4%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                      2,500,000                  2,687,500
---------------------------------------------------------------------------------------------------------------------
 Atlantic Broadband Finance LLC, 9.375% Sr. Sub. Nts.,
 1/15/14 3                                                                       950,000                    938,125
---------------------------------------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                  2,500,000                  2,937,500
---------------------------------------------------------------------------------------------------------------------
 Building Materials Corp., 8% Sr. Nts., 12/1/08                                1,350,000                  1,356,750
---------------------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 7% Sr. Sub. Nts., 1/15/14 3                                   2,700,000                  2,727,000
---------------------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub.
 Nts., 5/1/08 1                                                                2,000,000                  2,007,500
---------------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                    2,200,000                  2,266,000
---------------------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                            1,025,000                  1,058,313
---------------------------------------------------------------------------------------------------------------------
 Gap, Inc. (The), 10.55% Unsub. Nts., 12/15/08                                   800,000                    996,000
---------------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts.,
 3/15/11 1                                                                     2,500,000                  2,912,500
---------------------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts.,
 11/1/11 1                                                                     3,000,000                  3,517,500
---------------------------------------------------------------------------------------------------------------------
 Rent-A-Center, Inc., 7.50% Sr. Sub. Nts., Series B,
 5/1/10                                                                        1,100,000                  1,171,500
                                                                                                     ----------------
                                                                                                         24,576,188

---------------------------------------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.4%
 Broder Bros. Co., 11.25% Sr. Nts., 10/15/10 3                                 1,400,000                  1,407,000
---------------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 7% Unsec. Nts., 11/1/06                                                         850,000                    637,500
 11.625% Sr. Unsec. Nts., 1/15/08                                                800,000                    616,000
 12.25% Sr. Nts., 12/15/12                                                     1,100,000                    836,000
---------------------------------------------------------------------------------------------------------------------
 Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 3                            1,250,000                  1,350,000
---------------------------------------------------------------------------------------------------------------------
 Russell Corp., 9.25% Sr. Nts., 5/1/10                                         2,000,000                  2,135,000
                                                                                                     ----------------
                                                                                                          6,981,500








14 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--4.3%
---------------------------------------------------------------------------------------------------------------------
 BEVERAGES--0.1%
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                   $ 2,000,000             $    2,220,000
---------------------------------------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.8%
 B&G Foods, Inc., 9.625% Sr. Sub. Nts., 8/1/07                                 4,000,000                  4,130,000
---------------------------------------------------------------------------------------------------------------------
 Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                          3,000,000                  3,465,000
---------------------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08 1,5,6                                         1,900,000                    256,500
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 1,5,6                           400,000                      2,500
---------------------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr.
 Nts., 12/15/11                                                                  700,000                    616,000
---------------------------------------------------------------------------------------------------------------------
 Ingles Markets, Inc., 8.875% Sr. Unsec. Sub. Nts., 12/1/11                    1,000,000                  1,047,500
---------------------------------------------------------------------------------------------------------------------
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10                                                  2,600,000                  2,795,000
 9.50% Sr. Sec. Nts., 2/15/11                                                  1,600,000                  1,784,000
                                                                                                     ----------------
                                                                                                         14,096,500

---------------------------------------------------------------------------------------------------------------------
 FOOD PRODUCTS--2.5%
 American Seafoods Group LLC, 10.125% Sr. Sub. Nts.,
 4/15/10 1                                                                     3,500,000                  4,200,000
---------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B,
 7/1/08 5,6                                                                    2,000,000                  1,710,000
---------------------------------------------------------------------------------------------------------------------
 Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub.
 Nts., 7/15/12 3                                                               1,650,000                  1,749,000
---------------------------------------------------------------------------------------------------------------------
 Del Monte Corp.:
 8.625% Sr. Sub. Nts., 12/15/12                                                3,600,000                  4,068,000
 9.25% Sr. Unsec. Sub. Nts., 5/15/11                                           1,450,000                  1,638,500
---------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co.:
 9.75% Sr. Unsec. Sub. Nts., 5/15/07                                           1,900,000                  1,686,250
 10.75% Sr. Nts., 3/1/10 1                                                     3,900,000                  4,085,250
---------------------------------------------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 8.625% Sr. Nts., 5/1/09                                                       3,000,000                  3,300,000
 8.875% Sr. Unsec. Nts., 3/15/11                                               1,300,000                  1,423,500
---------------------------------------------------------------------------------------------------------------------
 Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                   1,500,000                  1,672,500
---------------------------------------------------------------------------------------------------------------------
 Michael Foods, Inc., 8% Sr. Sub. Nts., 11/15/13 3                             1,600,000                  1,704,000
---------------------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09 1,5                                800,000                    124,000
---------------------------------------------------------------------------------------------------------------------
 Pinnacle Foods Holding Corp.:
 8.25% Sr. Sub. Nts., 12/1/13 3                                                2,000,000                  2,135,000
 8.25% Sr. Sub. Nts., 12/1/13 3                                                  900,000                    960,750
---------------------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09                       2,400,000                  2,694,000
---------------------------------------------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09                                        2,500,000                  2,712,500
---------------------------------------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                              4,000,000                  3,880,000
---------------------------------------------------------------------------------------------------------------------
 United Biscuits Finance plc:
 10.625% Sr. Sub. Nts., 4/15/11 [EUR]                                          1,000,000                  1,370,223
 10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                                         1,000,000                  2,012,446
                                                                                                     ----------------
                                                                                                         43,125,919








15 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--0.8%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 1                                 $ 3,600,000             $    3,762,000
---------------------------------------------------------------------------------------------------------------------
 Armkel LLC/Armkel Finance, Inc., 9.50% Sr. Sub. Nts.,
 8/15/09                                                                       2,500,000                  2,756,250
---------------------------------------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07 1                                      500,000                    523,070
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07 1                             1,550,000                  1,621,517
---------------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc.:
 8% Sr. Sec. Nts., 3/1/11 3                                                    2,500,000                  2,612,500
 9.375% Sr. Unsec. Sub. Nts., 6/1/11                                           1,200,000                  1,158,000
---------------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05                    1,000,000                  1,090,000
---------------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts.,
 7/1/08 1,5,6                                                                  2,815,000                         --
                                                                                                     ----------------
                                                                                                         13,523,337

---------------------------------------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.1%
 Elizabeth Arden, Inc., 7.75% Sr. Sub. Nts., 1/15/14 3                         1,200,000                  1,263,000
---------------------------------------------------------------------------------------------------------------------
 ENERGY--5.1%
---------------------------------------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.7%
 BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                  2,750,000                  2,983,750
---------------------------------------------------------------------------------------------------------------------
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                  1,200,000                  1,314,000
---------------------------------------------------------------------------------------------------------------------
 Grant Prideco Escrow Corp., 9% Sr. Unsec. Nts., 12/15/09                      1,200,000                  1,359,000
---------------------------------------------------------------------------------------------------------------------
 Hanover Compress Co., 8.625% Sr. Nts., 12/15/10                               2,400,000                  2,592,000
---------------------------------------------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts.,
 Series A, 9/1/08                                                              1,500,000                  1,612,500
---------------------------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts.,
 8/1/08                                                                        7,000,000                  7,735,000
---------------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                             5,800,000                  5,481,000
---------------------------------------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                          1,500,000                  1,655,625
---------------------------------------------------------------------------------------------------------------------
 SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11 1                                   2,000,000                  2,190,000
---------------------------------------------------------------------------------------------------------------------
 Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts.,
 5/15/10                                                                       2,800,000                  3,017,000
                                                                                                     ----------------
                                                                                                         29,939,875

---------------------------------------------------------------------------------------------------------------------
 OIL & GAS--3.4%
 Belden & Blake Corp., 9.875% Sr. Sub. Nts., 6/15/07                           3,800,000                  3,752,500
---------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.:
 6.875% Sr. Unsec. Nts., 1/15/16                                               1,120,000                  1,181,600
 8.375% Sr. Unsec. Nts., 11/1/08                                               1,400,000                  1,550,500
 9% Sr. Nts., 8/15/12                                                          2,200,000                  2,554,750
---------------------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP, 8.50% Sr. Unsec. Sub. Nts.,
 Series B, 6/1/11                                                              2,691,000                  3,067,740
---------------------------------------------------------------------------------------------------------------------
 EXCO Resources, Inc., 7.25% Sr. Nts., 1/15/11                                 1,750,000                  1,815,625
---------------------------------------------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                      2,800,000                  3,017,000
---------------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                 5,600,000                  6,244,000
---------------------------------------------------------------------------------------------------------------------
 GulfTerra Energy Partners LP:
 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/10                                  2,379,000                  2,759,640
 10.625% Sr. Sub. Nts., 12/1/12                                                  602,000                    758,520






16 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 OIL & GAS Continued
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09 1                            $ 2,150,000             $    2,289,750
---------------------------------------------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                       2,800,000                  3,206,000
---------------------------------------------------------------------------------------------------------------------
 Paramount Resources Ltd., 7.875% Sr. Nts., 11/1/10                            1,900,000                  1,919,000
---------------------------------------------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12                        1,000,000                  1,191,698
---------------------------------------------------------------------------------------------------------------------
 Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13 1                        2,400,000                  2,808,000
---------------------------------------------------------------------------------------------------------------------
 Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                      3,700,000                  4,125,500
---------------------------------------------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                               3,000,000                  3,498,750
---------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp.:
 8% Sr. Sec. Nts., 4/15/08                                                     2,400,000                  2,622,000
 9.625% Sr. Sub. Nts., 4/1/12                                                  1,250,000                  1,400,000
---------------------------------------------------------------------------------------------------------------------
 Tom Brown, Inc., Units (each unit consists of $512 principal amount of 7.25% sr. sub. nts., due 2013 and $488 principal amount of Tom Brown
 Resources Funding Corp., 7.25% sr. sub. nts., due 2013) 9                     1,250,000                  1,368,750
---------------------------------------------------------------------------------------------------------------------
 Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts.,
 11/1/11                                                                       5,700,000                  6,369,750
                                                                                                     ----------------
                                                                                                         57,501,073

---------------------------------------------------------------------------------------------------------------------
 FINANCIALS--3.0%
---------------------------------------------------------------------------------------------------------------------
 CAPITAL MARKETS--0.5%
 American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10                     1,350,000                  1,194,750
---------------------------------------------------------------------------------------------------------------------
 Berry Plastics Corp.:
 10.75% Sr. Sub. Nts., 7/15/12                                                 2,800,000                  3,185,000
 10.75% Sr. Sub. Nts., 7/15/12 3                                               2,150,000                  2,445,625
---------------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
 Series B, 9/30/08                                                             3,450,000                  2,298,563
                                                                                                     ----------------
                                                                                                          9,123,938

---------------------------------------------------------------------------------------------------------------------
 COMMERCIAL BANKS--0.3%
 ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,4                       2,808,552                  2,246,842
---------------------------------------------------------------------------------------------------------------------
 Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                        578,000                    624,240
---------------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities,
 12/31/26 1                                                                      750,000                    819,375
---------------------------------------------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                     1,600,000                  1,832,000
                                                                                                     ----------------
                                                                                                          5,522,457

---------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--0.3%
 Bombardier Recreational Products, Inc., 8.375% Sr. Sub.
 Nts., 12/15/13 3                                                                300,000                    309,750
---------------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                1,400,000                    871,500
---------------------------------------------------------------------------------------------------------------------
 Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr.
 Sub. Nts., 3/15/12 3                                                          1,200,000                  1,254,000
---------------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                       2,500,000                  2,643,750
---------------------------------------------------------------------------------------------------------------------
 Noteco Ltd.:
 6.18% Nts., Series B, 6/30/25 4 [GBP]                                           182,000                    254,211
 6.68% Nts., Series A1, 6/30/15 4 [GBP]                                          215,000                    385,753
                                                                                                     ----------------
                                                                                                          5,718,964








17 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 INSURANCE--0.1%
 Conseco, Inc., Escrow Shares, 6/15/09 5,10                                  $ 1,000,000             $           --
---------------------------------------------------------------------------------------------------------------------
 Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                            1,000,000                  1,154,893
                                                                                                     ----------------
                                                                                                          1,154,893

---------------------------------------------------------------------------------------------------------------------
 REAL ESTATE--1.5%
 Felcor Lodging LP:
 9% Sr. Nts., 6/1/11                                                           3,394,000                  3,657,035
 10% Sr. Unsec. Nts., 9/15/08                                                  1,000,000                  1,070,000
---------------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                       5,250,000                  5,479,688
---------------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                     4,300,000                  4,837,500
---------------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 9.125% Sr. Unsec. Nts., 1/15/11                                               1,950,000                  2,062,125
 10.50% Sr. Unsec. Nts., 6/15/09                                               1,400,000                  1,512,000
---------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec.
 Nts., Series B, 4/1/08                                                        7,100,000                  7,366,250
                                                                                                     ----------------
                                                                                                         25,984,598

---------------------------------------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.3%
 WMC Finance Co., 11.75% Sr. Nts., 12/15/08 3                                  4,100,000                  4,407,500
---------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--5.0%
---------------------------------------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--0.7%
 Dade Behring Holdings, Inc., 11.91% Sr. Unsec. Sub. Nts.,
 10/3/10                                                                         854,487                    986,932
---------------------------------------------------------------------------------------------------------------------
 Fisher Scientific International, Inc., 8.125% Sr. Sub.
  Nts., 5/1/12                                                                 2,630,000                  2,932,450
---------------------------------------------------------------------------------------------------------------------
 HMP Equity Holdings Corp., Units (each unit consists of
 $1,000 principal amount of 15.43% sr. sec. disc. nts.,
 5/15/08 and one warrant to purchase 2.8094 shares of
 Huntsman Corp. common stock) 9,11                                             2,800,000                  1,974,000
---------------------------------------------------------------------------------------------------------------------
 Inverness Medical Innovations, Inc., 8.75% Sr. Sub.
 Nts., 2/15/12 3                                                               1,100,000                  1,122,000
---------------------------------------------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts.,
 6/15/12                                                                       2,500,000                  2,787,500
---------------------------------------------------------------------------------------------------------------------
 Universal Hospital Services, Inc., 10.125% Sr. Nts.,
 11/1/11 3                                                                     1,700,000                  1,844,500
---------------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub.
 Nts., 8/1/11                                                                    550,000                    595,375
                                                                                                     ----------------
                                                                                                         12,242,757

---------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--4.1%
 Alderwoods Group, Inc., 12.25% Sr. Nts., 1/2/09                               2,100,000                  2,362,500
---------------------------------------------------------------------------------------------------------------------
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts.,
 4/15/11                                                                         600,000                    601,500
---------------------------------------------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                          2,000,000                  2,050,000
---------------------------------------------------------------------------------------------------------------------
 Beverly Enterprises, Inc., 9.625% Sr. Unsec. Nts., 4/15/09                    2,975,000                  3,413,813
---------------------------------------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub.
 Nts., 7/1/10 1                                                                2,200,000                  2,469,500
---------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts.,
 2/1/08 1                                                                      2,800,000                  3,059,000
---------------------------------------------------------------------------------------------------------------------
 Genesis Healthcare Corp., 8% Sr. Sub. Nts., 10/15/13 3                        1,100,000                  1,177,000
---------------------------------------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09 1                    1,250,000                  1,412,500






18 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 HCA, Inc.:
 6.95% Sr. Nts., 5/1/12                                                      $ 4,000,000             $    4,369,684
 7.875% Sr. Nts., 2/1/11                                                         800,000                    922,418
 8.75% Sr. Nts., 9/1/10                                                        1,600,000                  1,918,650
---------------------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12                                        4,000,000                  3,950,000
---------------------------------------------------------------------------------------------------------------------
 InSight Health Services Corp., 9.875% Sr. Sub. Nts.,
 11/1/11                                                                       2,000,000                  2,015,000
---------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts.,
 Series A, 11/15/08 1                                                          6,396,680                  6,844,448
---------------------------------------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B,
 8/15/12                                                                       2,900,000                  3,320,500
---------------------------------------------------------------------------------------------------------------------
 National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 1                          650,000                    757,250
---------------------------------------------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                         2,650,000                  3,060,750
---------------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub.
 Nts., 6/1/09 1                                                                2,142,000                  2,527,560
---------------------------------------------------------------------------------------------------------------------
 Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 3                   1,500,000                  1,567,500
---------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                   2,200,000                  2,376,000
---------------------------------------------------------------------------------------------------------------------
 Stewart Enterprises, Inc., 10.75% Sr. Unsec. Sub. Nts.,
 7/1/08                                                                        4,800,000                  5,424,000
---------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp.:
 5.375% Sr. Unsec. Nts., 11/15/06                                                700,000                    661,500
 6.375% Sr. Nts., 12/1/11                                                      1,002,000                    871,740
---------------------------------------------------------------------------------------------------------------------
 Triad Hospitals, Inc.:
 7% Sr. Sub. Nts., 11/15/13 3                                                  1,900,000                  1,957,000
 8.75% Sr. Unsec. Nts., Series B, 5/1/09                                       3,850,000                  4,215,750
---------------------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                 500,000                    595,000
---------------------------------------------------------------------------------------------------------------------
 Vicar Operating, Inc., 9.875% Sr. Sub. Nts., 12/1/09                          5,000,000                  5,625,000
                                                                                                     ----------------
                                                                                                         69,525,563

---------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--0.2%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10                                      850,000                    684,250
---------------------------------------------------------------------------------------------------------------------
 Valeant Pharmaceuticals International, Inc., 7% Sr. Nts.,
 12/15/11 3                                                                    2,800,000                  2,905,000
                                                                                                     ----------------
                                                                                                          3,589,250

---------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--9.0%
---------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--0.9%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts.,
 5/15/11                                                                       2,400,000                  2,664,000
---------------------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08 1,5                                                        3,600,000                    648,000
---------------------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.50% Sr. Unsec. Nts., 10/1/10                                                1,100,000                  1,182,500
 8.875% Sr. Unsec. Sub. Nts., 5/1/11                                             700,000                    644,000
---------------------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10                     500,000                    562,500
---------------------------------------------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                         1,700,000                  1,870,000
---------------------------------------------------------------------------------------------------------------------
 TransDigm, Inc., 8.375% Sr. Sub. Nts., 7/15/11                                2,600,000                  2,769,000






19 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE Continued
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13                                                    $ 1,784,000             $    2,060,520
 11% Sr. Sub. Nts., 2/15/13                                                    1,493,000                  1,791,600
---------------------------------------------------------------------------------------------------------------------
 Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 3                        950,000                    988,000
                                                                                                     ----------------
                                                                                                         15,180,120

---------------------------------------------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.0%
 Atlas Air, Inc., 9.375% Sr. Unsec. Nts., 11/15/06 5,6                         2,000,000                    762,500
---------------------------------------------------------------------------------------------------------------------
 AIRLINES--0.5%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                          2,000,000                  1,977,500
---------------------------------------------------------------------------------------------------------------------
 ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3                             6,825,000                  6,449,625
                                                                                                     ----------------
                                                                                                          8,427,125

---------------------------------------------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.4%
 Ainsworth Lumber Co. Ltd., 6.75% Sr. Nts., 3/15/14 3                          1,000,000                  1,010,000
---------------------------------------------------------------------------------------------------------------------
 Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                      2,000,000                  2,240,000
---------------------------------------------------------------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                            1,789,000                  1,985,790
---------------------------------------------------------------------------------------------------------------------
 Nortek, Inc., 9.875% Sr. Unsec. Sub. Nts., 6/15/11                            1,000,000                  1,130,000
---------------------------------------------------------------------------------------------------------------------
 North America Energy Partners, Inc., 8.75% Sr. Unsec. Nts.,
 12/1/11 3                                                                     1,200,000                  1,206,000
                                                                                                     ----------------
                                                                                                          7,571,790

---------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--3.3%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts., 4/15/13                                                        700,000                    768,250
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                                         73,000                     76,285
 8.50% Sr. Sub. Nts., 12/1/08                                                  4,800,000                  5,400,000
 8.875% Sr. Nts., Series B, 4/1/08                                             2,700,000                  3,044,250
 9.25% Sr. Sec. Debs., Series B, 9/1/12                                        5,700,000                  6,512,250
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                      900,000                    969,750
---------------------------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B,
 11/15/05 1,5,6                                                                1,500,000                      9,788
---------------------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 5,6                        4,600,000                    816,500
---------------------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                       2,000,000                  2,210,000
---------------------------------------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                                           2,250,000                  2,407,500
---------------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                   1,080,000                    918,000
---------------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America:
 7.50% Sr. Nts., 5/1/11                                                        1,350,000                  1,429,313
 9.875% Sr. Nts., 5/1/09                                                       1,500,000                  1,695,000
---------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts.,
 8/1/07 1                                                                      2,000,000                  2,010,000
---------------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B,
 4/1/09 1,5,6                                                                  3,300,000                         --
---------------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts.,
 2/15/09 1                                                                     1,920,000                  1,959,994






20 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Mail-Well I Corp.:
 7.875% Sr. Sub. Nts., 12/1/13 3                                             $ 3,500,000             $    3,325,000
 9.625% Sr. Nts., 3/15/12                                                      3,850,000                  4,254,250
---------------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05 1                                             2,400,000                  2,184,000
---------------------------------------------------------------------------------------------------------------------
 Stericycle, Inc., 12.375% Sr. Unsec. Sub. Nts., Series B,
 11/15/09                                                                      2,125,000                  2,465,000
---------------------------------------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09                       1,800,000                  1,957,500
---------------------------------------------------------------------------------------------------------------------
 United Rentals, Inc.:
 6.50% Sr. Nts., 2/15/12 3                                                     5,000,000                  5,000,000
 7% Sr. Sub. Nts., 2/15/14 3                                                   7,100,000                  6,709,500
                                                                                                     ----------------
                                                                                                         56,122,130

---------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.2%
 Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts.,
 Series C, 2/1/09                                                              1,000,000                  1,052,500
---------------------------------------------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 1                                  1,900,000                  2,156,500
                                                                                                     ----------------
                                                                                                          3,209,000

---------------------------------------------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.2%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 1                    1,100,000                    913,000
---------------------------------------------------------------------------------------------------------------------
 General Cable Corp., 9.50% Sr. Nts., 11/15/10 3                               2,000,000                  2,210,000
---------------------------------------------------------------------------------------------------------------------
 Riverside Forest Products Ltd., 7.875% Sr. Nts., 3/1/14 3                     1,200,000                  1,248,000
                                                                                                     ----------------
                                                                                                          4,371,000

---------------------------------------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.8%
 Great Lakes Dredge & Dock Co., 7.75% Sr. Sub. Nts.,
 12/15/13 3                                                                    2,000,000                  2,030,000
---------------------------------------------------------------------------------------------------------------------
 JII Holdings LLC, 13% Sr. Sec. Nts., 4/1/07 1                                   175,000                    157,500
---------------------------------------------------------------------------------------------------------------------
 Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2,
 8/13/10 1                                                                     7,500,000                  6,150,000
---------------------------------------------------------------------------------------------------------------------
 Tyco International Group SA, 6.375% Nts., 10/15/11                            4,300,000                  4,710,332
                                                                                                     ----------------
                                                                                                         13,047,832

---------------------------------------------------------------------------------------------------------------------
 MACHINERY--1.7%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                      1,606,000                  2,063,710
---------------------------------------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                     5,600,000                  6,174,000
---------------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,5,6                               6,500,000                         --
---------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The):
 7.125% Sr. Nts., 11/1/13                                                        600,000                    642,000
 10.50% Sr. Sub. Nts., 8/1/12                                                  3,350,000                  3,852,500
---------------------------------------------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09 1                                     1,900,000                  2,099,500
---------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts.,
 Series B, 6/15/07                                                             3,385,000                  3,334,225
---------------------------------------------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13                                             2,200,000                  2,387,000






21 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 MACHINERY Continued
 Terex Corp.:
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                         $ 3,400,000             $    3,825,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11 1                                500,000                    572,500
---------------------------------------------------------------------------------------------------------------------
 Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14 3                           1,450,000                  1,457,250
---------------------------------------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09                                 2,000,000                  2,160,000
                                                                                                     ----------------
                                                                                                         28,567,685

---------------------------------------------------------------------------------------------------------------------
 MARINE--0.5%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                      4,600,000                  5,468,250
---------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12% Sr. Sec. Nts.,
 7/15/05, 1,5,6                                                                3,500,000                    897,050
---------------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg.
 Nts., 6/30/07 1,5,6                                                           3,800,000                  1,914,250
                                                                                                     ----------------
                                                                                                          8,279,550

---------------------------------------------------------------------------------------------------------------------
 ROAD & RAIL--0.4%
 Kansas City Southern Railway Co. (The), 7.50% Sr. Nts.,
 6/15/09                                                                       2,800,000                  2,898,000
---------------------------------------------------------------------------------------------------------------------
 Stena AB:
 7.50% Sr. Unsec. Nts., 11/1/13                                                2,783,000                  2,922,150
 9.625% Sr. Nts., 12/1/12                                                      1,800,000                  2,052,000
                                                                                                     ----------------
                                                                                                          7,872,150

---------------------------------------------------------------------------------------------------------------------
 TRANSPORTATION INFRASTRUCTURE--0.1%
 Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts.,
 6/15/11                                                                       1,250,000                  1,296,875
---------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--1.8%
---------------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.1%
 Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts.,
 1/15/07 1,5,6                                                                 3,315,000                  1,226,550
---------------------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.1%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                         1,700,000                  1,865,750
---------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.6%
 Communications & Power Industries, Inc., 8% Sr. Sub. Nts.,
 2/1/12 3                                                                      1,500,000                  1,531,875
---------------------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 1                    4,000,000                  4,470,000
---------------------------------------------------------------------------------------------------------------------
 Sensus Metering System, Inc., 8.625% Sr. Sub. Nts.,
 12/15/13 3                                                                    4,100,000                  4,079,500
                                                                                                     ----------------
                                                                                                         10,081,375

---------------------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.0%
 Exodus Communications, Inc., 10.75% Sr. Nts.,
 12/15/09 1,5,6 [EUR]                                                          3,386,201                    187,259
---------------------------------------------------------------------------------------------------------------------
 Globix Corp., 11% Sr. Nts., 4/26/08 1                                           257,589                    258,877
---------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts.,
 2/15/10 1,5                                                                   1,521,315                        152
---------------------------------------------------------------------------------------------------------------------
 PSINet, Inc.:
 10.50% Sr. Unsec. Nts., 12/1/06 1,5,6 [EUR]                                   3,250,000                    167,246
 11% Sr. Nts., 8/1/09 1,5,6                                                    1,938,350                    109,032
---------------------------------------------------------------------------------------------------------------------
 Verado Holdings, Inc., 13% Sr. Disc. Nts., 4/15/08 1,5,6                      4,750,000                        475
                                                                                                     ----------------
                                                                                                            723,041








22 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 IT SERVICES--0.4%
 Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                    $ 4,000,000             $    4,380,000
---------------------------------------------------------------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 3                                1,400,000                  1,603,000
                                                                                                     ----------------
                                                                                                          5,983,000

---------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
 AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                  2,727,000                  3,197,408
---------------------------------------------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 7.75% Sr. Nts., 5/15/13                                                       1,850,000                  1,896,250
 9.25% Sr. Unsec. Sub. Nts., 2/15/08                                           3,500,000                  3,876,250
---------------------------------------------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub.
 Nts., Series B, 8/1/09                                                        1,500,000                  1,642,500
                                                                                                     ----------------
                                                                                                         10,612,408

---------------------------------------------------------------------------------------------------------------------
 MATERIALS--11.0%
---------------------------------------------------------------------------------------------------------------------
 CHEMICALS--3.5%
 Applied Extrusion Technologies, Inc., 10.75% Sr. Nts.,
 Series B, 7/1/11                                                              1,100,000                    902,000
---------------------------------------------------------------------------------------------------------------------
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09                                 1,200,000                  1,026,000
---------------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                    2,000,000                    810,000
---------------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                      5,250,000                  5,985,000
---------------------------------------------------------------------------------------------------------------------
 Equistar Chemicals LP/Equistar Funding Corp.,
 10.625% Sr. Unsec. Nts., 5/1/11                                               5,400,000                  5,845,500
---------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 10.125% Sr. Unsec. Sub. Nts., 7/1/09                                          7,250,000                  7,413,125
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                      400,000                    469,440
 13.09% Sr. Unsec. Disc. Nts., 12/31/09 11                                     2,400,000                  1,116,000
---------------------------------------------------------------------------------------------------------------------
 Huntsman International LLC, 9.875% Sr. Nts., 3/1/09                           6,400,000                  7,072,000
---------------------------------------------------------------------------------------------------------------------
 IMC Global, Inc., 7.625% Bonds, 11/1/05 1                                        24,000                     25,290
---------------------------------------------------------------------------------------------------------------------
 ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                         3,500,000                  3,981,250
---------------------------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09 1                         1,800,000                  2,007,000
---------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sr. Sec. Nts., 12/15//08                                                  700,000                    719,250
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                        2,650,000                  2,756,000
 9.875% Sec. Nts., Series B, 5/1/07                                            2,150,000                  2,241,375
---------------------------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11 1                   3,800,000                  4,370,000
---------------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                   300,000                    310,500
---------------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                               891,021                    846,470
---------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.663% Sr. Sec. Nts., 12/31/06 1,4                          282,157                    272,282
---------------------------------------------------------------------------------------------------------------------
 Polyone Corp., 8.875% Sr. Unsec. Nts., 5/1/12                                 5,200,000                  5,070,000
---------------------------------------------------------------------------------------------------------------------
 Resolution Performance Products LLC, 8% Sr. Sec. Nts.,
 12/15/09                                                                      1,550,000                  1,588,750
---------------------------------------------------------------------------------------------------------------------
 Rockwood Specialties, Inc., 10.625% Sr. Unsec. Sub. Nts.,
 5/15/11                                                                         950,000                  1,054,500






23 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 CHEMICALS Continued
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09                         $ 1,250,000             $    1,225,000
---------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1                                                 1,738,826                  1,686,661
 11.25% Sr. Sub. Nts., 8/15/06 1,5,6                                           4,500,000                         --
---------------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                              1,100,000                  1,221,000
                                                                                                     ----------------
                                                                                                         60,014,393

---------------------------------------------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.2%
 Texas Industries, Inc., 10.25% Sr. Unsec. Nts., 6/15/11                       2,700,000                  3,091,500
---------------------------------------------------------------------------------------------------------------------
 U.S. Concrete, Inc., 8.375% Sr. Sub. Nts., 4/1/14 3                           1,200,000                  1,230,000
                                                                                                     ----------------
                                                                                                          4,321,500

---------------------------------------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--3.2%
 Ball Corp., 7.75% Sr. Unsec. Nts., 8/1/06                                     1,500,000                  1,638,750
---------------------------------------------------------------------------------------------------------------------
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11                                                   2,800,000                  3,157,000
 10.875% Sr. Sec. Nts., 3/1/13                                                 1,400,000                  1,638,000
---------------------------------------------------------------------------------------------------------------------
 Graphic Packaging International Corp.:
 8.50% Sr. Nts., 8/15/11                                                       3,100,000                  3,472,000
 9.50% Sr. Sub. Nts., 8/15/13                                                  2,000,000                  2,270,000
---------------------------------------------------------------------------------------------------------------------
 Jefferson Smurfit Corp.:
 7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                            600,000                    636,000
 8.25% Sr. Unsec. Nts., 10/1/12                                                2,600,000                  2,847,000
---------------------------------------------------------------------------------------------------------------------
 Longview Fibre Co., 10% Sr. Sub. Nts., 1/15/09                                1,500,000                  1,635,000
---------------------------------------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                2,800,000                  3,178,000
---------------------------------------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 7.75% Sr. Sec. Nts., 5/15/11                                                  2,700,000                  2,835,000
 8.25% Sr. Unsec. Nts., 5/15/13                                                1,200,000                  1,242,000
 8.75% Sr. Sec. Nts., 11/15/12                                                 4,000,000                  4,370,000
 8.875% Sr. Sec. Nts., 2/15/09                                                 5,700,000                  6,184,500
---------------------------------------------------------------------------------------------------------------------
 Pliant Corp., 0%/11.125% Sr. Sec. Disc. Nts., 6/15/09 3,8                     1,650,000                  1,328,250
---------------------------------------------------------------------------------------------------------------------
 Portola Packaging, Inc., 8.25% Sr. Nts., 2/1/12 3                             1,500,000                  1,327,500
---------------------------------------------------------------------------------------------------------------------
 Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14 3                                  1,350,000                  1,405,688
---------------------------------------------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12                                                       2,700,000                  2,963,250
 9.25% Sr. Unsec. Nts., 2/1/08                                                 3,000,000                  3,360,000
 9.75% Sr. Unsec. Nts., 2/1/11                                                 4,000,000                  4,490,000
---------------------------------------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                            4,400,000                  4,818,000
                                                                                                     ----------------
                                                                                                         54,795,938








24 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 METALS & MINING--2.6%
 AK Steel Corp., 7.875% Sr. Unsec. Nts., 2/15/09                             $ 1,300,000             $    1,196,000
---------------------------------------------------------------------------------------------------------------------
 Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 3                            2,650,000                  2,835,500
---------------------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts.,
 9/15/09 1                                                                       600,000                    450,000
---------------------------------------------------------------------------------------------------------------------
 California Steel Industries, Inc., 6.125% Sr. Nts.,
 3/15/14 3                                                                     2,000,000                  2,025,000
---------------------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                           4,000,000                  4,500,000
---------------------------------------------------------------------------------------------------------------------
 IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                         1,900,000                  2,042,500
---------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub.
 Nts., 2/1/08 1,5,6                                                              433,000                      4,330
---------------------------------------------------------------------------------------------------------------------
 IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                                             850,000                    971,125
---------------------------------------------------------------------------------------------------------------------
 Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 3                               3,800,000                  3,971,000
---------------------------------------------------------------------------------------------------------------------
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                         2,500,000                  2,825,000
---------------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts.,
 Series B, 10/15/06 1,5,6                                                      3,000,000                  2,760,000
---------------------------------------------------------------------------------------------------------------------
 Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 3                      2,550,000                  2,817,750
---------------------------------------------------------------------------------------------------------------------
 Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                  1,600,000                  1,636,000
---------------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                        5,745,000                  3,188,475
---------------------------------------------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                               850,000                    943,500
---------------------------------------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                               3,550,000                  3,576,625
---------------------------------------------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B,
 3/15/13                                                                       2,500,000                  2,712,500
---------------------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                 1,500,000                  1,683,750
---------------------------------------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                  1,000,000                  1,170,000
---------------------------------------------------------------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts., 5/15/10                                                       1,700,000                  1,946,500
 10.75% Sr. Nts., 8/1/08                                                       2,000,000                  2,340,000
                                                                                                     ----------------
                                                                                                         45,595,555

---------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.5%
 Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                1,250,000                  1,368,416
---------------------------------------------------------------------------------------------------------------------
 Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                           1,000,000                  1,080,000
---------------------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,5,6                          9,300,000                  2,325,000
---------------------------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11                                               6,700,000                  7,638,000
 9.375% Sr. Unsec. Nts., 2/1/13                                                5,600,000                  6,622,000
---------------------------------------------------------------------------------------------------------------------
 Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 5                    3,300,000                  1,897,500
---------------------------------------------------------------------------------------------------------------------
 Norske Skog Canada Ltd., 7.375% Sr. Nts., 3/1/14 3                            1,500,000                  1,552,500
---------------------------------------------------------------------------------------------------------------------
 Tekni-Plex, Inc., 8.75% Sr. Sec. Nts., 11/15/13 3                             2,900,000                  2,900,000
                                                                                                     ----------------
                                                                                                         25,383,416








25 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--9.0%
---------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08 1,5,6 [EUR]                                       1,700,000             $          209
 13% Sr. Unsec. Nts., 5/1/08 1,5,6                                             2,000,000                        200
---------------------------------------------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09                                 2,850,000                  3,021,000
---------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 1,5,6                               2,748,651                     41,230
---------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares, 12/15/07 1,10                        2,225,000                         --
---------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp., 7.50% Sr. Nts., 12/1/13                     3,250,000                  3,209,375
---------------------------------------------------------------------------------------------------------------------
 Dex Media East LLC/Dex Media East Finance Co.,
 9.875% Sr. Unsec. Nts., 11/15/09                                              3,500,000                  3,955,000
---------------------------------------------------------------------------------------------------------------------
 Dex Media West LLC/Dex Media West Finance Co.:
 8.50% Sr. Nts., 8/15/10 3                                                     2,200,000                  2,436,500
 9.875% Sr. Sub. Nts., 8/15/13 3                                               3,700,000                  4,125,500
---------------------------------------------------------------------------------------------------------------------
 Dex Media, Inc., 8% Nts., 11/15/13 3                                          5,900,000                  5,885,250
---------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 Escrow Shares, 1/15/10 5,6,10                                                   800,000                         --
 Escrow Shares, 2/15/08 5,6,10                                                 1,300,000                         --
---------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 12.25% Sr. Disc. Nts.,
 Series B, 3/1/09 5,6                                                          2,500,000                    900,000
---------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09                           500,000                    527,500
---------------------------------------------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,5,6 [EUR]                              2,000,000                     12,289
---------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc., 10.50% Sr. Disc. Nts.,
 12/1/08                                                                       1,250,000                  1,031,250
---------------------------------------------------------------------------------------------------------------------
 MCI Communications Corp., 7.75% Sr. Unsec. Debs.,
 3/23/25 5,6                                                                   1,900,000                  1,520,000
---------------------------------------------------------------------------------------------------------------------
 Nextlink Communications, Inc.:
 Escrow Shares, 10/1/07 1,10                                                   3,000,000                         --
 Escrow Shares, 3/15/08 1,10                                                   1,700,000                         --
 Escrow Shares, 11/15/08 1,10                                                  4,500,000                         --
---------------------------------------------------------------------------------------------------------------------
 Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,5                        4,000,000                    100,000
---------------------------------------------------------------------------------------------------------------------
 Qwest Corp.:
 7.20% Unsec. Nts., 11/1/04                                                      600,000                    618,000
 8.875% Nts., 3/15/12 3                                                        5,700,000                  6,498,000
---------------------------------------------------------------------------------------------------------------------
 Qwest Services Corp., 13.50% Nts., 12/15/10 3                                13,300,000                 15,527,750
---------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09 5                                            4,500,000                  2,340,000
 0%/9.875% Sr. Disc. Nts., 4/15/09 5,6 [GBP]                                   3,500,000                  2,830,289
 11.25% Sr. Nts., 11/1/08 5,6                                                  2,800,000                  1,785,000
---------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,5,6                                2,250,000                         --
---------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc.,
 9.75% Sr. Nts., 7/15/08                                                       5,700,000                  5,315,250
---------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts.,
 2/1/11                                                                        2,400,000                  2,226,000
---------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,5,6                             3,200,000                         --
---------------------------------------------------------------------------------------------------------------------
 Winstar Communications, Inc., 12.75% Sr. Nts.,
 4/15/10 1,5,6                                                                 4,500,000                        450
                                                                                                     ----------------
                                                                                                         63,906,042


26 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--5.3%
 Alamosa Delaware, Inc.:
 8.50% Sr. Nts., 1/31/12 3                                                   $ 2,650,000             $    2,530,750
 12.50% Sr. Unsec. Nts., 2/1/11                                                2,000,000                  2,160,000
---------------------------------------------------------------------------------------------------------------------
 American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                       2,850,000                  2,750,250
---------------------------------------------------------------------------------------------------------------------
 American Tower Corp., 7.50% Sr. Nts., 5/1/12 3                                  500,000                    480,000
---------------------------------------------------------------------------------------------------------------------
 American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts.,
 8/1/08 11                                                                     4,900,000                  3,466,750
---------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts.,
 10/1/07 1,5,6                                                                 4,749,000                         --
---------------------------------------------------------------------------------------------------------------------
 Centennial Cellular Operating Co./Centennial
 Communications Corp., 10.125% Sr. Nts., 6/15/13                               6,350,000                  6,572,250
---------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp., 10.75% Sr. Nts., 8/1/11                     5,500,000                  6,187,500
---------------------------------------------------------------------------------------------------------------------
 CTI Holdings SA, 11.50% Sr. Deferred Coupon Nts.,
 4/15/08 1,5,6                                                                 2,525,000                    340,875
---------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 8.875% Sr. Nts., 10/1/13                                                      5,100,000                  4,029,000
 10.875% Sr. Unsec. Nts., 7/1/10                                               5,050,000                  4,494,500
---------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 5,6                           800,000                    220,000
---------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,5,6                                2,900,000                    435,000
 12.50% Sr. Nts., 4/15/10 1,5,6                                                2,800,000                    504,000
---------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 7.375% Sr. Nts., 8/1/15                                                       2,320,000                  2,523,000
 9.375% Sr. Unsec. Nts., 11/15/09                                             14,450,000                 15,786,625
 9.50% Sr. Unsec. Nts., 2/1/11                                                 2,800,000                  3,206,000
---------------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 11% Sr. Unsec. Nts., 3/15/10                                                  1,000,000                  1,115,000
 12.50% Sr. Nts., 11/15/09                                                     3,008,000                  3,549,440
---------------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares, 8/15/04 1,10                                2,890,000                         --
---------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 8.25% Sr. Sec. Nts., 3/15/12 3                                                1,200,000                  1,233,000
 9.625% Sr. Sub. Nts., Series B, 5/15/08                                       1,600,000                  1,468,000
 9.75% Sr. Sub. Nts., 1/15/10                                                  4,350,000                  3,915,000
 9.875% Sr. Nts., 2/1/10                                                       3,700,000                  3,727,750
---------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp., 10.25% Sr. Unsec. Nts., 2/1/09                      2,700,000                  2,673,000
---------------------------------------------------------------------------------------------------------------------
 SBA Telecommunications, Inc./SBA Communications Corp.,
 0%/9.75% Sr. Disc. Nts., 12/15/11 3,8                                         4,200,000                  2,971,500
---------------------------------------------------------------------------------------------------------------------
 SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10 1                                  1,700,000                  1,827,500
---------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Unsec. Nts., 6/1/13                                                 2,700,000                  2,889,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11                                            750,000                    712,500
 9.375% Sr. Unsec. Sub. Nts., 2/1/11                                           1,600,000                  1,552,000
---------------------------------------------------------------------------------------------------------------------
 UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11 3                            2,200,000                  2,156,000
---------------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts.,
 Series B, 11/1/09 8                                                           4,850,000                  4,559,000
---------------------------------------------------------------------------------------------------------------------
 Western Wireless Corp., 9.25% Sr. Unsec. Nts., 7/15/13                          800,000                    826,000
                                                                                                     ----------------
                                                                                                         90,861,190








27 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 UTILITIES--9.1%
---------------------------------------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--3.7%
 AES Corp. (The):
 5.22% Nts., 1/1/15 [GBP]                                                        247,000             $      498,209
 6.22% Nts., 1/1/20 [GBP]                                                         46,000                     92,784
 8.75% Sr. Sec. Nts., 5/15/13 3                                                3,200,000                  3,536,000
 10% Sec. Nts., 7/15/05 3                                                      1,811,554                  1,865,901
---------------------------------------------------------------------------------------------------------------------
 Allegheny Energy, Inc., 7.75% Nts., 8/1/05                                    1,350,000                  1,407,375
---------------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B,
 12/15/09                                                                      1,255,500                  1,418,715
---------------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 7.625% Sr. Nts., 4/15/06                                                      9,500,000                  8,407,500
 8.75% Sr. Nts., 7/15/07                                                       2,600,000                  2,067,000
 8.75% Sr. Sec. Nts., 7/15/13 3                                                2,200,000                  2,024,000
 9.875% Sr. Sec. Nts., 12/1/11 3                                               2,650,000                  2,563,875
---------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09                                                       1,000,000                  1,032,500
 7.75% Sr. Nts., 8/1/10 3                                                      1,300,000                  1,355,250
 9.875% Sr. Unsec. Nts., 10/15/07                                              3,900,000                  4,319,250
---------------------------------------------------------------------------------------------------------------------
 CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
 Pass-Through Certificates, 1/15/05                                            1,500,000                  1,530,000
---------------------------------------------------------------------------------------------------------------------
 Edison Mission Energy, 10% Sr. Unsec. Nts., 8/15/08                             350,000                    370,125
---------------------------------------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E,
 5/1/11                                                                        1,000,000                  1,171,648
---------------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                   1,500,000                  2,205,107
---------------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts.,
 5/1/11 5,6                                                                    1,200,000                    891,000
---------------------------------------------------------------------------------------------------------------------
 MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.:
 7.375% Sr. Sec. Nts., 9/1/10 3                                                3,000,000                  3,180,000
 8.50% Sr. Sec. Nts., 9/1/10                                                   1,400,000                  1,540,000
---------------------------------------------------------------------------------------------------------------------
 NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13 3                                6,000,000                  6,225,000
---------------------------------------------------------------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 3                                   2,600,000                  2,850,250
---------------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10                                                  4,750,000                  5,177,500
 9.50% Sr. Sec. Nts., 7/15/13                                                    950,000                  1,052,125
---------------------------------------------------------------------------------------------------------------------
 Southern California Edison Co., 8% Sr. Nts., 2/15/07                          5,000,000                  5,740,480
---------------------------------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                             850,000                    987,063
                                                                                                     ----------------
                                                                                                         63,508,657

---------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES--2.4%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
 8.875% Sr. Unsec. Nts., Series B, 5/20/11                                     1,800,000                  2,002,500
---------------------------------------------------------------------------------------------------------------------
 ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                    1,400,000                  1,561,000
---------------------------------------------------------------------------------------------------------------------
 El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                2,100,000                  1,890,000
---------------------------------------------------------------------------------------------------------------------
 El Paso Energy Corp., 7.625% Nts., 7/15/11                                    1,800,000                  1,570,500






28 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 GAS UTILITIES Continued
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08                                                    $ 1,000,000             $    1,055,000
 7.75% Sr. Nts., 5/15/13                                                       1,000,000                  1,070,000
---------------------------------------------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                                           2,500,000                  2,412,500
 8% Sr. Unsub. Nts., 3/1/32                                                    4,000,000                  4,130,000
 8.875% Sr. Nts., 3/15/10                                                      1,800,000                  2,007,000
---------------------------------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                              10,750,000                 11,153,125
---------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                               11,500,000                 12,132,500
                                                                                                     ----------------
                                                                                                         40,984,125

---------------------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--2.9%
 AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                     3,358,906                  3,631,817
---------------------------------------------------------------------------------------------------------------------
 Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04                                       850,000                    856,375
---------------------------------------------------------------------------------------------------------------------
 Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts.,
 5/1/08                                                                        4,400,000                  3,278,000
---------------------------------------------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.25% Nts., 9/15/06                                                           1,100,000                  1,192,869
 6.375% Sr. Sec. Nts., 2/1/08                                                    800,000                    884,554
 7.375% Nts., 9/15/23                                                          1,600,000                  1,662,678
---------------------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                        13,950,000                 12,206,250
 8.75% Sr. Nts., 2/15/12                                                       4,300,000                  4,085,000
 10.125% Sr. Sec. Nts., 7/15/13 3                                              3,300,000                  3,638,250
---------------------------------------------------------------------------------------------------------------------
 El Paso Production Holding Co., 7.75% Sr. Unsec. Nts.,
 6/1/13                                                                        6,550,000                  6,107,875
---------------------------------------------------------------------------------------------------------------------
 Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through
 Certificates, Series A, 6/30/12 1                                             2,633,364                  2,707,428
---------------------------------------------------------------------------------------------------------------------
 Transcontinental Gas Pipe Line Corp.:
 6.125% Nts., 1/15/05                                                            800,000                    824,000
 8.875% Sr. Unsub. Nts., Series B, 7/15/12                                       600,000                    714,000
---------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 8.625% Sr. Nts., 6/1/10                            7,150,000                  7,900,750
---------------------------------------------------------------------------------------------------------------------
 Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                        800,000                    835,000
                                                                                                     ----------------
                                                                                                         50,524,846

---------------------------------------------------------------------------------------------------------------------
 WATER UTILITIES--0.1%
 National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts.,
 Series B, 12/1/12 1                                                           1,400,000                  1,589,000
                                                                                                     ----------------
 Total Corporate Bonds and Notes (Cost $1,361,904,529)                                                1,394,497,143

                                                                                  SHARES
---------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS--1.2%
---------------------------------------------------------------------------------------------------------------------

 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,6,12                     137,443                      1,374
---------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg. 12                           6,829                    714,655
---------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,6                         100,000                  4,825,000






29 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                       MARKET VALUE
                                                                                  SHARES                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 PREFERRED STOCKS Continued
---------------------------------------------------------------------------------------------------------------------

 Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
 Communications Corp., Cl. A common stock), Non-Vtg.                               2,400             $      300,533
---------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable,
 Non-Vtg. 1,6,12                                                                     721                         72
---------------------------------------------------------------------------------------------------------------------
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable,
 Series B, Non-Vtg. 1,6                                                           15,000                  1,308,750
---------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp., Cv., Series A 6                                      10,911                    110,201
---------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,6,12                          3,727                         --
---------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable,
 Series B 1,6,12                                                                       2                         75
---------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A 6                                           13,033                     95,402
---------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
 Non-Vtg. 1,6,12                                                                  30,310                         --
---------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp.:
 14.25% Cum. 6,12                                                                     --                      3,146
 14.25% Cum. Jr. Exchangeable, Non-Vtg. 12                                           572                  5,162,300
---------------------------------------------------------------------------------------------------------------------
 PTV, Inc., 10% Cum., Series A, Non-Vtg.                                             165                        887
---------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 6,12                       5,063                  4,518,728
---------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum.,
 Series A 1                                                                       26,250                  4,075,313
---------------------------------------------------------------------------------------------------------------------
 WorldCom, Inc., $8.63 Cum. Cv., Series F 1,6                                    100,000                     15,000
                                                                                                     ----------------
 Total Preferred Stocks (Cost $29,811,329)                                                               21,131,436

---------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS--3.5%
---------------------------------------------------------------------------------------------------------------------

 AboveNet, Inc. 6                                                                  2,795                    106,210
---------------------------------------------------------------------------------------------------------------------
 ACE Ltd.                                                                          7,900                    337,014
---------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc. 6                                               1,605                         48
---------------------------------------------------------------------------------------------------------------------
 AES Drax Group Ltd. 6                                                            46,000                         --
---------------------------------------------------------------------------------------------------------------------
 Aetna, Inc.                                                                       4,300                    385,796
---------------------------------------------------------------------------------------------------------------------
 Allstate Corp.                                                                    7,900                    359,134
---------------------------------------------------------------------------------------------------------------------
 Altria Group, Inc.                                                                6,000                    326,700
---------------------------------------------------------------------------------------------------------------------
 Amerada Hess Corp.                                                                5,400                    352,512
---------------------------------------------------------------------------------------------------------------------
 American Electric Power Co., Inc.                                                10,100                    332,492
---------------------------------------------------------------------------------------------------------------------
 American Greetings Corp., Cl. A 6                                                15,100                    343,827
---------------------------------------------------------------------------------------------------------------------
 American Stock Exchange Basic Industries SPDR                                    35,000                    914,550
---------------------------------------------------------------------------------------------------------------------
 Anadarko Petroleum Corp.                                                          6,761                    350,625
---------------------------------------------------------------------------------------------------------------------
 Andrew Corp. 6                                                                   19,000                    332,500
---------------------------------------------------------------------------------------------------------------------
 Ashland, Inc.                                                                     7,200                    334,728
---------------------------------------------------------------------------------------------------------------------
 AT&T Corp.                                                                       17,400                    340,518
---------------------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc. 6                                                   25,600                    348,416
---------------------------------------------------------------------------------------------------------------------
 Autodesk, Inc.                                                                   12,200                    385,764
---------------------------------------------------------------------------------------------------------------------
 Avaya, Inc. 6                                                                    20,600                    327,128
---------------------------------------------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)                                                     3,984                    349,317






30 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                       MARKET VALUE
                                                                                  SHARES                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS Continued
---------------------------------------------------------------------------------------------------------------------

 Brunswick Corp.                                                                   8,800             $      359,304
---------------------------------------------------------------------------------------------------------------------
 Burlington Resources, Inc.                                                        5,997                    381,589
---------------------------------------------------------------------------------------------------------------------
 Cablevision Systems New York Group, Cl. A 6                                      40,000                    915,200
---------------------------------------------------------------------------------------------------------------------
 Capital One Financial Corp.                                                       4,962                    374,284
---------------------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc.                                                         32,400                    370,332
---------------------------------------------------------------------------------------------------------------------
 Centex Corp.                                                                      6,304                    340,794
---------------------------------------------------------------------------------------------------------------------
 Charles River Laboratories International, Inc. 6                                 34,200                  1,465,470
---------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                                         525,000                  7,035,000
---------------------------------------------------------------------------------------------------------------------
 ChevronTexaco Corp.                                                               3,900                    342,342
---------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc. 6                                                            15,012                         --
---------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp. 6                                                               20,000                    179,000
---------------------------------------------------------------------------------------------------------------------
 Comcast Corp., Cl. A 6                                                           30,000                    862,200
---------------------------------------------------------------------------------------------------------------------
 ConocoPhillips                                                                    5,061                    353,308
---------------------------------------------------------------------------------------------------------------------
 Conseco, Inc. 6                                                                  46,622                  1,079,766
---------------------------------------------------------------------------------------------------------------------
 Countrywide Financial Corp.                                                       3,884                    372,476
---------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc. 6                                              132,227                    333,212
---------------------------------------------------------------------------------------------------------------------
 Crane Co.                                                                        11,000                    363,000
---------------------------------------------------------------------------------------------------------------------
 Devon Energy Corp.                                                                6,109                    355,238
---------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A 6                                            154,473                    357,142
---------------------------------------------------------------------------------------------------------------------
 Eagle Materials, Inc.                                                               148                      8,710
---------------------------------------------------------------------------------------------------------------------
 Eagle Materials, Inc. 6                                                             499                     29,142
---------------------------------------------------------------------------------------------------------------------
 El Paso Corp.                                                                    25,000                    177,750
---------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. 6                                                                  82,169                  2,975,422
---------------------------------------------------------------------------------------------------------------------
 Exelon Corp.                                                                      5,000                    344,350
---------------------------------------------------------------------------------------------------------------------
 Federated Department Stores, Inc.                                                 6,600                    356,730
---------------------------------------------------------------------------------------------------------------------
 Financial Select Sector SPDR Fund                                                40,000                  1,176,000
---------------------------------------------------------------------------------------------------------------------
 FleetBoston Financial Corp.                                                       7,800                    350,220
---------------------------------------------------------------------------------------------------------------------
 Freddie Mac                                                                       5,633                    332,685
---------------------------------------------------------------------------------------------------------------------
 General Motors Corp.                                                              7,193                    338,790
---------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B, Escrow Shares 1,6,10                       1,665                         --
---------------------------------------------------------------------------------------------------------------------
 Globix Corp. 6                                                                   45,871                    150,916
---------------------------------------------------------------------------------------------------------------------
 Health Care Select Sector SPDR Fund                                              10,000                    298,800
---------------------------------------------------------------------------------------------------------------------
 Horizon Natural Resources Co. 1,6                                                66,667                         --
---------------------------------------------------------------------------------------------------------------------
 Humana, Inc. 6                                                                   16,005                    304,415
---------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. 1,6                                       79,703                     51,807
---------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                                                           8,400                    352,380
---------------------------------------------------------------------------------------------------------------------
 Janus Capital Group, Inc. 6                                                      20,100                    329,238
---------------------------------------------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.                                             8,200                    358,258







31 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                       MARKET VALUE
                                                                                  SHARES                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS Continued
---------------------------------------------------------------------------------------------------------------------

 Lehman Brothers Holdings, Inc.                                                    4,000             $      331,480
---------------------------------------------------------------------------------------------------------------------
 Lincoln National Corp.                                                            7,400                    350,168
---------------------------------------------------------------------------------------------------------------------
 Magellan Health Services, Inc. 6                                                 78,792                  2,214,055
---------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                                         6,325                    187,094
---------------------------------------------------------------------------------------------------------------------
 Marathon Oil Corp.                                                               10,021                    337,407
---------------------------------------------------------------------------------------------------------------------
 MBIA, Inc.                                                                        5,293                    331,871
---------------------------------------------------------------------------------------------------------------------
 MetLife, Inc.                                                                    10,000                    356,800
---------------------------------------------------------------------------------------------------------------------
 Metromedia, Escrow Shares 6,10                                                3,000,000                         --
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. 6                                             16,657                    319,705
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. A 6                                         138                      2,646
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. B 6                                      16,558                    314,971
---------------------------------------------------------------------------------------------------------------------
 Motorola, Inc.                                                                   19,100                    336,160
---------------------------------------------------------------------------------------------------------------------
 Nordstrom, Inc.                                                                   8,804                    351,280
---------------------------------------------------------------------------------------------------------------------
 NTL, Inc. 6                                                                     147,374                  8,761,384
---------------------------------------------------------------------------------------------------------------------
 Occidental Petroleum Corp.                                                        7,753                    357,026
---------------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 6                                                         10,765                    134,885
---------------------------------------------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                                           12,500                    328,125
---------------------------------------------------------------------------------------------------------------------
 Phelps Dodge Corp. 6                                                              4,000                    326,640
---------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc. 6                                                             57,620                    305,098
---------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A 6                                                     13,979                    188,717
---------------------------------------------------------------------------------------------------------------------
 Prandium, Inc. 6,13                                                             323,326                     22,633
---------------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd. 1,6                                                       288,828                         --
---------------------------------------------------------------------------------------------------------------------
 Providian Financial Corp. 6                                                      27,300                    357,630
---------------------------------------------------------------------------------------------------------------------
 Sears Roebuck & Co.                                                               7,287                    313,050
---------------------------------------------------------------------------------------------------------------------
 Sempra Energy                                                                    10,800                    343,440
---------------------------------------------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                                               8,200                    328,082
---------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 6                                                        5,729                    148,954
---------------------------------------------------------------------------------------------------------------------
 Stone Energy Corp. 6                                                             20,000                    989,200
---------------------------------------------------------------------------------------------------------------------
 Sun Microsystems, Inc. 6                                                         50,000                    208,000
---------------------------------------------------------------------------------------------------------------------
 SUPERVALU, Inc.                                                                  12,226                    373,382
---------------------------------------------------------------------------------------------------------------------
 Technology Select Sector SPDR Fund                                               50,000                  1,008,000
---------------------------------------------------------------------------------------------------------------------
 Toys 'R' Us, Inc. 6                                                              22,900                    384,720
---------------------------------------------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. B                                         19,300                    333,311
---------------------------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 1,6                                                         50,000                    370,000
---------------------------------------------------------------------------------------------------------------------
 TXU Corp.                                                                        12,400                    355,384
---------------------------------------------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 6                                                  796,762                  6,764,509
---------------------------------------------------------------------------------------------------------------------
 Viatel Holding Ltd. (Bermuda) 1,6                                                12,534                     19,428
---------------------------------------------------------------------------------------------------------------------
 Waste Management, Inc.                                                           20,000                    603,600







32 | OPPENHEIMER CHAMPION INCOME FUND

                                                                                                       MARKET VALUE
                                                                                  SHARES                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 COMMON STOCKS Continued
---------------------------------------------------------------------------------------------------------------------

 Williams Cos., Inc. (The)                                                        40,000             $      382,800
---------------------------------------------------------------------------------------------------------------------
 WRC Media Corp. 1,6                                                               8,794                        176
---------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc. 6                                                        11,249                     56,008
                                                                                                     ----------------
 Total Common Stocks (Cost $56,859,737)                                                                  59,200,368

                                                                                   UNITS
---------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.2%
---------------------------------------------------------------------------------------------------------------------

 AboveNet, Inc. Wts.:
 Exp. 9/8/08 1,6                                                                   1,176                     34,104
 Exp. 9/8/10 1,6                                                                   1,384                     27,166
---------------------------------------------------------------------------------------------------------------------
 American Tower Corp. Wts., Exp. 8/1/08 1,6                                        4,900                    698,250
---------------------------------------------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp. 11/1/06 1,6                                           2,000                      2,250
---------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 5/1/05 1,6                                                                  13,281                        133
 Exp. 9/1/04 6                                                                    17,362                      1,238
---------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc. Litigation Wts., Exp. 12/31/50 6                                 58,176                     57,012
---------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,6                                             3,300                         33
---------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 1,6                                  2,320                         --
---------------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 1,6                              5,000                         50
---------------------------------------------------------------------------------------------------------------------
 Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,6                            3,450                         --
---------------------------------------------------------------------------------------------------------------------
 Diva Systems Corp. Wts., Exp. 3/1/08 1,6                                          6,000                         60
---------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 1,6                                 725                          7
---------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp. Wts.:
 Exp. 6/19/06 6                                                                    4,278                     15,401
 Exp. 6/19/08 6                                                                   21,394                         --
---------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 1,6                                          6,700                         --
---------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 1,6                                  17,655                        177
---------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 1,6                                                                 19,990                        100
 Exp. 5/16/06 1,6                                                                     30                         --
---------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,6                                              3,390                         --
---------------------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,6                                                 3,600                         36
---------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,6                          2,000                         --
---------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 1,6                          1,390                         --
---------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,6                          2,565                         26
---------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07 6                                             28,880                     14,440
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05 6                                                         6,150                     28,030
 Cl. B Wts., Exp. 5/1/08 6                                                        10,250                     54,594
---------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. Rts., Exp. 4/28/04 6                          33,353                     15,227







33 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                       MARKET VALUE
                                                                                   UNITS                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES Continued
---------------------------------------------------------------------------------------------------------------------

 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,6                                3,200             $           32
---------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,6                                               5,000                         50
---------------------------------------------------------------------------------------------------------------------
 Pathmark Stores, Inc. Wts., Exp. 9/19/10 6                                      100,000                     95,000
---------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.) 1,6                               3,500                         35
---------------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts., Exp. 6/30/05 1,6                                      15,200                         --
---------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09 1,6                    3,000                          3
---------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,6                                  9,299                      4,650
---------------------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 1,6                                              8,078                         --
---------------------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05 6                                                  2,159                     13,905
---------------------------------------------------------------------------------------------------------------------
 Transocean, Inc. Wts., Exp. 5/1/09 3,6                                            7,000                  1,666,875
---------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 6                                                       22,501                     47,252
 Cl. B Wts., Exp. 1/16/10 6                                                       16,876                     27,845
 Cl. C Wts., Exp. 1/16/10 6                                                       16,876                     19,407
                                                                                                     ----------------
 Total Rights, Warrants and Certificates (Cost $1,123,551)                                                2,823,388

                                                                               PRINCIPAL
                                                                                  AMOUNT
---------------------------------------------------------------------------------------------------------------------
 STRUCTURED NOTES--6.3%
---------------------------------------------------------------------------------------------------------------------

 Bear Stearns Cos., Inc. (The), High Yield Index Linked Nts.:
 5%, 4/14/04                                                                 $ 5,000,000                  5,841,000
 8.65%, 5/31/04                                                                7,000,000                  7,192,500
---------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, TRAC-X NA High Yield T3
 Credit Linked Bonds, 8%, 3/25/09 3                                           86,050,000                 86,802,938
---------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc., High Yield Targeted
 Return Index Securities, Series 2004-1, 9.051%, 6/1/14 1,14                   7,696,000                  7,661,368
---------------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd. Catastrophe Linked Nts., 5.52%,
 11/19/07 3,4                                                                    600,000                    620,010
                                                                                                     ----------------
 Total Structured Notes (Cost $106,531,250)                                                             108,117,816

                                                    DATE        STRIKE         CONTRACTS
---------------------------------------------------------------------------------------------------------------------
 OPTIONS PURCHASED--0.0%
---------------------------------------------------------------------------------------------------------------------

 Standard & Poor's 500 Index Futures Put 6
 (Cost $575,211)                                 6/21/04        $1,150               147                    646,800







34 | OPPENHEIMER CHAMPION INCOME FUND

                                                                               PRINCIPAL               MARKET VALUE
                                                                                  AMOUNT                 SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--5.5%
---------------------------------------------------------------------------------------------------------------------

 Undivided interest of 31.19% in joint repurchase agreement (Principal Amount/
 Market Value $300,766,000, with a maturity value of $300,774,271) with DB
 Alex Brown LLC, 0.99%, dated 3/31/04, to be repurchased at $93,813,580 on
 4/1/04, collateralized by U.S. Treasury Nts., 2%--3%, 7/15/12--1/15/14,
 with a value of $307,444,869 (Cost $93,811,000)                             $93,811,000             $   93,811,000

---------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $1,670,904,007)                                  98.7%             1,696,659,365
---------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                     1.3                 23,072,613
                                                                             ----------------------------------------
 NET ASSETS                                                                        100.0%            $1,719,731,978
                                                                             ========================================

FOOTNOTES TO STATEMENT OF INVESTMENTS
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
EUR Euro
GBP British Pound Sterling

1. Identifies issues considered to be illiquid or restricted. See Note 8 of Notes to Financial Statements.
2. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,406,602 or 0.14% of the Fund's net assets as of March 31, 2004.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $313,169,649 or 18.21% of the Fund's net assets as of March 31, 2004.
4. Represents the current interest rate for a variable or increasing rate security.
5. Issue is in default. See Note 1 of Notes to Financial Statements.
6. Non-income producing security.
7. When-issued security to be delivered and settled after March 31, 2004. See
Note 1 of Notes to Financial Statements.
8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
10. Received as the result of issuer reorganization. Currently has minimal market value.
11. Zero coupon bond reflects effective yield on the date of purchase.
12. Interest or dividend is paid-in-kind.
13. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2004 amounts to $22,633. Transactions during the period in which the issuer was an affiliate are as follows:

                             SHARES                           SHARES
                      SEPTEMBER 30,      GROSS       GROSS  MARCH 31,    UNREALIZED
                               2003  ADDITIONS  REDUCTIONS       2004  DEPRECIATION
-----------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Prandium, Inc.             323,326         --          --    323,326    $3,780,667

14. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




35 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 March 31, 2004


----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
 ASSETS
----------------------------------------------------------------------------------------------------------------
 Investments, at value--see accompanying statement of investments:
 Unaffiliated companies (cost $1,667,100,707)                                                   $1,696,636,732
 Affiliated companies (cost $3,803,300)                                                                 22,633
                                                                                                ----------------
                                                                                                 1,696,659,365
----------------------------------------------------------------------------------------------------------------
 Cash                                                                                                  347,118
----------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                                         32,347,505
 Shares of beneficial interest sold                                                                  2,463,724
 Swap contracts                                                                                        137,146
 Other                                                                                                  22,261
                                                                                                ----------------
 Total assets                                                                                    1,731,977,119

----------------------------------------------------------------------------------------------------------------
 LIABILITIES
----------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                                              4,141,412
 Investments purchased (including $1,900,000 purchased on a when-issued basis)                       3,746,253
 Dividends                                                                                           2,706,492
 Distribution and service plan fees                                                                  1,067,524
 Transfer and shareholder servicing agent fees                                                         303,075
 Shareholder communications                                                                            202,151
 Trustees' compensation                                                                                 25,825
 Other                                                                                                  52,409
                                                                                                ----------------
 Total liabilities                                                                                  12,245,141


----------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                                     $1,719,731,978
                                                                                                ================


----------------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                     $      180,603
----------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                      2,135,019,829
----------------------------------------------------------------------------------------------------------------
 Accumulated net investment loss                                                                    (3,073,206)
----------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                                                            (438,289,782)
----------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                      25,894,534
                                                                                                ----------------
 NET ASSETS                                                                                     $1,719,731,978
                                                                                                ================








36 | OPPENHEIMER CHAMPION INCOME FUND

-------------------------------------------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $957,932,390 and 100,550,230 shares of beneficial interest outstanding)                                   $ 9.53
 Maximum offering price per share (net asset value plus sales charge
 of 4.75% of offering price)                                                                               $10.01
-------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $481,596,681
 and 50,611,478 shares of beneficial interest outstanding)                                                 $ 9.52
-------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $256,304,334
 and 26,933,561 shares of beneficial interest outstanding)                                                 $ 9.52
-------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,898,573
 and 2,507,584 shares of beneficial interest outstanding)                                                  $ 9.53



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





37 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended March 31, 2004


-------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------
 Interest                                                                                       $72,753,000
-------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $1,141)                                             766,660
-------------------------------------------------------------------------------------------------------------
 Portfolio lending fees                                                                             153,384
                                                                                                -------------
 Total investment income                                                                         73,673,044

-------------------------------------------------------------------------------------------------------------
 EXPENSES
-------------------------------------------------------------------------------------------------------------
 Management fees                                                                                  5,115,025
-------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                          1,158,304
 Class B                                                                                          2,430,316
 Class C                                                                                          1,266,716
 Class N                                                                                             45,792
-------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                            950,389
 Class B                                                                                            458,161
 Class C                                                                                            240,216
 Class N                                                                                             38,403
-------------------------------------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                                             85,150
 Class B                                                                                             50,698
 Class C                                                                                             24,153
 Class N                                                                                              1,879
-------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                              24,171
-------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                         14,261
-------------------------------------------------------------------------------------------------------------
 Other                                                                                               36,992
                                                                                                -------------
 Total expenses                                                                                  11,940,626
 Less reduction to custodian expenses                                                                (4,045)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                                             (9,486)
 Class B                                                                                             (6,212)
 Class C                                                                                             (1,976)
 Class N                                                                                             (5,635)
                                                                                                -------------
 Net expenses                                                                                    11,913,272

-------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                                           61,759,772








38 | OPPENHEIMER CHAMPION INCOME FUND

-------------------------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments                                                                                   $  9,718,376
 Closing of futures contracts                                                                          (904)
 Foreign currency transactions                                                                       43,023
                                                                                               --------------
 Net realized gain                                                                                9,760,495
-------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                     52,828,551
 Translation of assets and liabilities denominated in foreign currencies                          1,643,244
                                                                                               --------------
 Net change in unrealized appreciation (depreciation)                                            54,471,795


-------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $125,992,062
                                                                                               ==============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







39 | OPPENHEIMER CHAMPION INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS                      YEAR
                                                                                         ENDED                     ENDED
                                                                                MARCH 31, 2004             SEPTEMBER 30,
                                                                                   (UNAUDITED)                      2003
---------------------------------------------------------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                          $   61,759,772            $  125,541,962
---------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                            9,760,495               (81,022,373)
---------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                               54,471,795               270,699,732
                                                                                -------------------------------------------
 Net increase in net assets resulting from operations                              125,992,062               315,219,321

---------------------------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                           (35,786,595)              (70,384,402)
 Class B                                                                           (16,643,323)              (37,165,672)
 Class C                                                                            (8,676,040)              (17,185,723)
 Class N                                                                              (653,376)                 (807,093)

---------------------------------------------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                            45,870,413               114,234,056
 Class B                                                                           (16,928,754)              (10,257,079)
 Class C                                                                             6,653,081                32,959,892
 Class N                                                                             9,682,226                 6,325,638

---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------------------------------------------------------
 Total increase                                                                    109,509,694               332,938,938
---------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                             1,610,222,284             1,277,283,346
                                                                                -------------------------------------------
 End of period (including accumulated net investment
 loss of $3,073,206 and $3,073,644, respectively)                               $1,719,731,978            $1,610,222,284
                                                                                ===========================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.







40 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS                                                  YEAR
                                                            ENDED                                                 ENDED
                                                   MARCH 31, 2004                                             SEPT. 30,
 CLASS A                                              (UNAUDITED)       2003       2002        2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                       $9.17      $8.05      $9.00      $11.00    $11.84    $12.18
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .36        .78        .77        1.03      1.15      1.10
 Net realized and unrealized gain (loss)                      .36       1.12       (.95)      (1.97)     (.76)     (.25)
                                                         ------------------------------------------------------------------
 Total from investment operations                             .72       1.90       (.18)       (.94)      .39       .85
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.36)      (.78)      (.77)      (1.06)    (1.15)    (1.10)
 Distributions from net realized gain                          --         --         --          --      (.08)     (.09)
                                                         ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                             (.36)      (.78)      (.77)      (1.06)    (1.23)    (1.19)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $9.53      $9.17      $8.05      $ 9.00    $11.00    $11.84
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                          7.94%     24.62%     (2.49)%     (9.19)%    3.42%     7.15%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $957,932   $876,600   $659,017    $670,207  $672,817  $675,395
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $941,929   $783,469   $718,443    $696,332  $681,335  $644,839
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                       7.58%      8.98%      8.57%      10.14%    10.02%     9.01%
 Total expenses                                              1.08% 3,4  1.08% 3    1.14% 3     1.07% 3   1.05% 3   1.06% 3
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       27%        68%        62%         47%       34%       47%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




41 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

                                                       SIX MONTHS                                                  YEAR
                                                            ENDED                                                 ENDED
                                                   MARCH 31, 2004                                             SEPT. 30,
 CLASS B                                              (UNAUDITED)       2003       2002        2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                       $9.16      $8.04      $8.99      $10.98    $11.83    $12.17
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .32        .71        .70         .96      1.06      1.01
 Net realized and unrealized gain (loss)                      .36       1.12       (.95)      (1.97)     (.77)     (.25)
                                                         ------------------------------------------------------------------
 Total from investment operations                             .68       1.83       (.25)      (1.01)      .29       .76
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.32)      (.71)      (.70)       (.98)    (1.06)    (1.01)
 Distributions from net realized gain                          --         --         --          --      (.08)     (.09)
                                                         ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                             (.32)      (.71)      (.70)       (.98)    (1.14)    (1.10)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $9.52      $9.16      $8.04      $ 8.99    $10.98    $11.83
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                          7.54%     23.71%     (3.23)%     (9.81)%    2.54%     6.36%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $481,597   $479,887   $432,009    $515,270  $534,309  $530,619
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $485,557   $449,354   $508,625    $540,165  $534,106  $475,049
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                       6.84%      8.27%      7.85%       9.40%     9.25%     8.25%
 Total expenses                                              1.82% 3,4  1.84% 3    1.89% 3     1.82% 3   1.80% 3   1.81% 3
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       27%        68%        62%         47%       34%       47%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




42 | OPPENHEIMER CHAMPION INCOME FUND

                                                       SIX MONTHS                                                  YEAR
                                                            ENDED                                                 ENDED
                                                   MARCH 31, 2004                                             SEPT. 30,
  CLASS C                                             (UNAUDITED)       2003       2002        2001      2000      1999
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                       $9.16      $8.04      $8.99      $10.98    $11.83    $12.17
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                        .32        .71        .70         .96      1.06      1.01
 Net realized and unrealized gain (loss)                      .36       1.12       (.95)      (1.97)     (.77)     (.25)
                                                         ------------------------------------------------------------------
 Total from investment operations                             .68       1.83       (.25)      (1.01)      .29       .76
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        (.32)      (.71)      (.70)       (.98)    (1.06)    (1.01)
 Distributions from net realized gain                          --         --         --          --      (.08)     (.09)
                                                         ------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                             (.32)      (.71)      (.70)       (.98)    (1.14)    (1.10)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $9.52      $9.16      $8.04      $ 8.99    $10.98    $11.83
                                                         ==================================================================

---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                          7.54%     23.71%     (3.23)%     (9.82)%    2.52%     6.35%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                $256,304   $240,077   $180,131    $192,898  $211,809  $252,277
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $253,161   $208,876   $200,233    $208,439  $230,954  $246,416
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                       6.84%      8.23%      7.83%       9.40%     9.23%     8.25%
 Total expenses                                              1.82% 3,4  1.84% 3    1.89% 3     1.82% 3   1.80% 3   1.81% 3
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       27%        68%        62%         47%       34%       47%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




43 | OPPENHEIMER CHAMPION INCOME FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                             SIX MONTHS                            YEAR
                                                                                  ENDED                           ENDED
                                                                         MARCH 31, 2004                       SEPT. 30,
 CLASS N                                                                    (UNAUDITED)        2003      2002    2001 1
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                             $9.17       $8.05     $9.00    $10.75
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                                              .35         .75       .73       .57
 Net realized and unrealized gain (loss)                                            .35        1.11      (.93)    (1.75)
                                                                                -------------------------------------------
 Total from investment operations                                                   .70        1.86      (.20)    (1.18)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                              (.34)       (.74)     (.75)     (.57)
 Distributions from net realized gain                                                --          --        --        --
                                                                                -------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                                   (.34)       (.74)     (.75)     (.57)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                   $9.53       $9.17     $8.05    $ 9.00
                                                                                ===========================================

---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                                7.72%      24.10%    (2.71)%  (11.29)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                       $23,899     $13,658    $6,126    $1,017
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                              $18,356     $ 9,534    $3,398      $330
---------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                                             7.10%       8.47%     8.04%     9.72%
 Total expenses                                                                    1.55%       1.71%     1.36%     1.07%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                                        1.49%       1.50%      N/A 4     N/A 4
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                             27%         68%       62%       47%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




44 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Champion Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated, fixed-income securities that the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk.
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).






45 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 STRUCTURED NOTES. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2004, the market value of these securities comprised 6.3% of the Fund's net assets, and resulted in unrealized gains of $1,586,566.

--------------------------------------------------------------------------------
 SECURITIES ON A WHEN ISSUED BASIS. Delivery and payment for securities that have been purchased by the Fund on a when issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of March 31, 2004, the Fund had entered into when issued commitments of $1,900,000.

--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2004, securities with an aggregate market value of $37,994,374, representing 2.21% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more





46 | OPPENHEIMER CHAMPION INCOME FUND
 repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily due to the recognition of paydown gains and losses as capital gain or loss for tax purposes and the recognition of certain foreign currency gains (losses) as ordinary income
 (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $424,612,932 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund used $9,760,495 and $0, respectively, of carryforward to offset capital gains realized.

 As of September 30, 2003, the Fund had available for federal income tax purposes post-October losses of $54,222,673 and unused capital loss carryforwards as follows:
                              EXPIRING
                             -------------------------------------
                              2008                   $ 19,623,850
                              2009                     30,381,616
                              2010                     94,306,197
                              2011                    235,839,091
                                                     ------------
                              Total                  $380,150,754
                                                     ============




47 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED MARCH 31, 2004         YEAR ENDED SEPTEMBER 30, 2003
                                   SHARES             AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------
 CLASS A
 Sold                          24,703,393      $ 233,408,474        71,138,604       $ 613,903,824
 Dividends and/or
 distributions reinvested       2,874,362         27,227,470         6,152,135          53,097,365
 Redeemed                     (22,663,689)      (214,765,531)      (63,565,016)       (552,767,133)
                              ---------------------------------------------------------------------
 Net increase                   4,914,066      $  45,870,413        13,725,723       $ 114,234,056
                              =====================================================================




48 | OPPENHEIMER CHAMPION INCOME FUND

                             SIX MONTHS ENDED MARCH 31, 2004         YEAR ENDED SEPTEMBER 30, 2003
                                   SHARES             AMOUNT            SHARES              AMOUNT
---------------------------------------------------------------------------------------------------
 CLASS B
 Sold                           5,284,059      $  49,928,977        12,071,680       $ 104,207,690
 Dividends and/or
 distributions reinvested       1,180,807         11,169,058         2,882,735          24,780,208
 Redeemed                      (8,270,846)       (78,026,789)      (16,297,543)       (139,244,977)
                              ---------------------------------------------------------------------
 Net decrease                  (1,805,980)     $ (16,928,754)       (1,343,128)      $ (10,257,079)
                              =====================================================================

 CLASS C
 Sold                           3,855,324      $  36,429,233         9,887,489       $  85,454,943
 Dividends and/or
 distributions reinvested         608,185          5,754,206         1,269,733          10,941,743
 Redeemed                      (3,751,806)       (35,530,358)       (7,349,605)        (63,436,794)
                              ---------------------------------------------------------------------
 Net increase                     711,703      $   6,653,081         3,807,617       $  32,959,892
                              =====================================================================

 CLASS N
 Sold                           1,148,402      $  10,911,760         1,090,938       $   9,517,277
 Dividends and/or
 distributions reinvested          66,544            631,187            90,522             786,170
 Redeemed                        (196,922)        (1,860,721)         (453,051)         (3,977,809)
                              ---------------------------------------------------------------------
 Net increase                   1,018,024      $   9,682,226           728,409       $   6,325,638
                              =====================================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $475,724,400 and $403,966,135, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.70% of the first $250 million of average annual net assets of the Fund, 0.65% of the next $250 million, 0.60% of the next $500 million, and 0.55% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $1,653,830 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.






49 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B, Class C and Class N shares were $23,395,983, $7,291,922 and $330,130, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                 CLASS A       CLASS B       CLASS C       CLASS N
                   CLASS A    CONTINGENT    CONTINGENT    CONTINGENT    CONTINGENT
                 FRONT-END      DEFERRED      DEFERRED      DEFERRED      DEFERRED
             SALES CHARGES SALES CHARGES SALES CHARGES SALES CHARGES SALES CHARGES
 SIX MONTHS    RETAINED BY   RETAINED BY   RETAINED BY   RETAINED BY   RETAINED BY
 ENDED         DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR   DISTRIBUTOR
----------------------------------------------------------------------------------
 March 31, 2004   $357,597       $37,485      $513,875       $19,226        $4,688



--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to




50 | OPPENHEIMER CHAMPION INCOME FUND
 settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of March 31, 2004, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
    Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.





51 | OPPENHEIMER CHAMPION INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 6. FUTURES CONTRACTS Continued
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
    As of March 31, 2004, the Fund had no outstanding futures contracts.


--------------------------------------------------------------------------------
 7. INTEREST RATE SWAP CONTRACTS
 The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non- speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.

 As of March 31, 2004, the Fund had entered into the following interest rate swap agreements:

                                             FLOATING RATE
                               RATE PAID BY    RECEIVED BY
                                THE FUND AT    THE FUND AT
 SWAP                NOTIONAL     MARCH 31,      MARCH 31,       FLOATING    TERMINATION      UNREALIZED
 COUNTERPARTY          AMOUNT          2004           2004     RATE INDEX           DATE    APPRECIATION
---------------------------------------------------------------------------------------------------------
 Deutsche Bank                                                Three-Month
 AG               $35,000,000          3.19%          1.20%         LIBOR         3/9/09        $ 58,887
 Deutsche Bank                                                Three-Month
 AG                19,000,000          4.23           1.20          LIBOR         3/9/14          78,259
                                                                                                ---------
                                                                                                $137,146
                                                                                                =========


--------------------------------------------------------------------------------
 8. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or




52 | OPPENHEIMER CHAMPION INCOME FUND
 restricted securities subject to this limitation as of March 31, 2004 was $153,165,180, which represents 8.91% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                                          VALUATION AS OF    UNREALIZED
 SECURITY                   ACQUISITION DATE      COST     MARCH 31, 2004  DEPRECIATION
----------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Geotek Communications, Inc.,
 Series B, Escrow Shares              1/4/01    $6,660                $--        $6,660


--------------------------------------------------------------------------------
 9. SECURITIES LENDING
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of March 31, 2004, the Fund had no securities on loan.


--------------------------------------------------------------------------------
 10. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2004.





53 | OPPENHEIMER CHAMPION INCOME FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.





54 | OPPENHEIMER CHAMPION INCOME FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by

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mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South
Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)